Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of the Carrying Value of Goodwill

A summary of the carrying value of goodwill is as follows:

	As at
	March 31,	March 31,
	2019	2018
Gross carrying amount	$153,453	$159,500
Accumulated impairment of goodwill	(22,642)	(24,314)

Total	$130,811	$135,186

Summary of Movement in Goodwill by Reportable Segment

The movement in goodwill balance by reportable segment as at March 31, 2019 and 2018 is as follows:

Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2017	$129,878	$25,803	$155,681
Goodwill arising on acquisitions	(92)	—	(92)
Foreign currency translation	767	3,144	3,911

Balance as at March 31, 2018	$130,553	$28,947	$159,500

Goodwill arising on acquisitions	203	—	203
Foreign currency translation	(4,260)	(1,990)	(6,250)

Balance as at March 31, 2019	$126,496	$26,957	$153,453

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2017	$—	$21,673	$21,673
Impairment of goodwill recognized during the year	—	—	—
Foreign currency translation adjustment	—	2,641	2,641

Balance as at March 31, 2018	$—	$24,314	$24,314

Impairment of goodwill recognized during the year	—	—	—
Foreign currency translation adjustment	—	(1,672)	(1,672)

Balance as at March 31, 2019	—	$22,642	$22,642

Carrying Value of Goodwill Allocated to Cash Generating Units

The carrying value of goodwill allocated to the new CGUs is as follows:

	As at
	March 31,	March 31,
	2019	2018
WNS Global BPM*	$3,846	$3,815
South Africa	4,557	5,581
Research and Analytics	46,087	48,901
Technology services	3,382	3,632
WNS Auto Claims BPM	4,315	4,633
Denali (previously ‘Finance and accounting’)	29,542	29,542
HealthHelp (previously ‘Healthcare’)	39,082	39,082

	$130,811	$135,186

*	Excluding South Africa, research and analytics, technology services, Denali and HealthHelp goodwill.

Key Assumptions Used in Performing Impairment Test, by each CGU

The key assumptions used in performing the impairment test, by each CGU, were as follows:

	CGU’s
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services	WNS Auto Claims BPM
Discount rate	16.5%	17.0%	13.2%	16.5%	13.2%	15.5%	15.5%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%	2.0%

*	Excluding South Africa, research and analytics, technology services, HealthHelp and Denali.